NET INCOME (LOSS) PER SHARE	12 Months Ended
Mar. 31, 2014
NET INCOME (LOSS) PER SHARE
NET INCOME (LOSS) PER SHARE

16.                               NET INCOME (LOSS) PER SHARE

The Group has determined that its convertible redeemable preferred shares are participating securities as the preferred shares participate in undistributed earnings on an as-if-converted basis.  The holders of the preferred shares are entitled to receive dividends on a pro rata basis, as if their shares had been converted into common shares. Accordingly, the Group uses the two-class method of computing net income per share, for common and preferred shares according to participation rights in undistributed earnings.

The calculation of net income (loss) per share is as follows:

	For the year ended March 31,
	2012	2013	2014

Net income attributable to iKang Healthcare Group, Inc.	$9,702	$12,111	$21,607

Deemed dividend to Series A shares	—	5,112	—
Deemed dividend to Series B shares	—	5,204	—
Deemed dividend to Series C shares	—	4,366	—
Deemed dividend to Series D shares	—	14,875	1,945
Deemed dividend to Series E shares	2,312	20,308	—
Deemed dividend to Series F shares	—	34,441	18,491
Undistributed earnings allocated to Series A shares	150	150	118
Undistributed earnings allocated to Series B shares	200	200	130
Undistributed earnings allocated to Series C shares	265	265	231
Undistributed earnings allocated to Series D shares	831	831	789
Undistributed earnings allocated to Series E shares	1,324	1,324	1,323
Undistributed earnings allocated to Series F shares	—	48	4,719

Net (loss) income attributed to common and preferred shareholders for computing net income per common share- basic and diluted (1)	4,620	(75,013)	(6,139)

Numerator:
Series A shares-
Deemed dividend	—	5,112	—
Undistributed earnings allocation	150	150	118
Net income attribution	299	—	—
	449	5,262	118
Series B shares-
Deemed dividend	—	5,204	—
Undistributed earnings allocation	200	200	130
Net income attribution	228	—	—
	428	5,404	130
Series C shares-
Deemed dividend	—	4,366	—
Undistributed earnings allocation	265	265	231
Net income attribution	445	—	—
	710	4,631	231

	For the year ended March 31,
	2012	2013	2014
Series D shares-
Deemed dividend	—	14,875	1,945
Undistributed earnings allocation	831	831	789
Net income attribution	1,309	—	—
	2,140	15,706	2,734
Series E shares-
Deemed dividend	2,312	20,308	—
Undistributed earnings allocation	1,324	1,324	1,323
Net income attribution	921	—	—
	4,557	21,632	1,323
Series F shares-
Deemed dividend	—	34,441	18,491
Undistributed earnings allocation	—	48	4,719
Net income attribution	—	—	—
	—	34,489	23,210
Net (loss) income attributed to common shareholders for computing net income per common share- basic and diluted(1)	1,418	(75,013)	(6,139)

Denominator:

Weighted average common shares outstanding used in computing diluted net income per common share-basic(2)	6,599,009	6,683,678	6,340,005

Weighted average shares outstanding used in computing net income per common shares-diluted (2)	6,768,074	6,683,678	6,340,005

Weighted average shares used in computing basic net income per shares
Series A shares	1,391,044	1,386,984	1,094,668
Series B shares	1,059,735	1,054,620	686,368
Series C shares	2,071,140	2,069,410	1,944,854
Series D shares	6,091,920	6,088,557	5,717,326
Series E shares	4,289,457	4,289,457	4,289,457
Series F shares		63,763	6,075,702

Net (loss) income per common share attributable to iKang Healthcare Group, Inc.-basic	$0.22	$(11.22)	$(0.97)

Net (loss) income per common share attributable to iKang Healthcare Group, Inc.-diluted	$0.21	$(11.22)	$(0.97)

Net income per Series A shares	$0.32	$3.79	$0.11
Net income per Series B shares	$0.40	$5.13	$0.19
Net income per Series C shares	$0.34	$2.24	$0.12
Net income per Series D shares	$0.35	$2.58	$0.48
Net income per Series E shares	$1.06	$5.04	$0.31
Net income per Series F shares	$—	$540.89	$3.82

Notes:

(1)     The Class A and Class B common shares enjoy the same dividend participating right, therefore earnings per share of each class was not separately presented.

(2)     The calculation of the weighted average number of common shares for the purpose of diluted net income (loss) per share has considered the effect of certain potentially dilutive securities.

The weighted average common shares outstanding used in computing basic and diluted net income per common share was adjusted retroactively for all periods presented to reflect the stock dividend of 251,079 Class A common shares distributed to shareholders in October 2010.

For the year ended March 31, 2012, an incremental weighted average number of 169,065 common shares from the assumed exercise of share options using the treasury stock method were included.  1,391,044, 1,059,735, 2,071,140, 6,091,920 and 4,289,457 common shares resulting from the assumed conversion of the preferred shares Series A shares, Series B shares, Series C shares, Series D shares, and Series E shares were excluded as they were anti-dilutive as their effect was anti-dilutive.

For the year ended March 31, 2013, 1,386,984, 1,054,620, 2,069,410, 6,088,557, 4,289,457, 63,763 and 355,410 common shares resulting from the assumed conversion of the Series A shares, Series B shares, Series C shares, Series D shares, Series E shares, Series F shares and options, respectively, were excluded as their effect was anti-dilutive.

For the year ended March 31, 2014, 1,094,668, 686,368, 1,944,954, 5,717,326, 4,289,457, 6,075,702 and 988,507 common shares resulting from the assumed conversion of the Series A shares, Series B shares, Series C shares, Series D shares, Series E shares, Series F shares and options, respectively, were excluded as their effect was anti-dilutive.